SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 125,703	$ 96,750	$ 93,340
United States [Member]
Segment Reporting Information [Line Items]
Revenue	41,565	36,866	35,770
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	56,631	48,284	47,516
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	13,002
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 14,505	$ 11,600	$ 10,054